Convertible Notes - Schedule of Unsecured Convertible Note (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 CAD ($)
Convertible Notes [Abstract]
Unsecured Convertible Notes - fair value on issuance	$ 16,113
Change in fair value recognized in profit or loss	(2,066)
Converted to common shares	(13,943)
Unrealized foreign exchange loss	$ (104)